EXHIBIT 99.7

Clayton Conditions Report 2.0

Client Name:	Verus
Client Project Name:	Verus 2018-INV2
Start - End Dates:	6/1/2017-10/4/2018
Deal Loan Count:	21

Conditions Report 2.0

Loans in Report:	21
Loans with Conditions:	13

Loan Number	Original Principal Balance	State	Lender ATR/QM Status	Loan Level ATR/QM Status	Morningstar Initial Overall Loan Grade	Morningstar Final Overall Loan Grade	Morningstar Initial Credit Loan Grade	Morningstar Final Credit Loan Grade	Morningstar Initial Property Valuations Loan Grade	Morningstar Final Property Valuations Loan Grade	Morningstar Initial Securitization Compliance Loan Grade	Morningstar Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors	Loan Status
1705002348	xxxxxx	FL	(No Data)	ATR/QM: Not Applicable	D	B	D	B	D	B	A	A	D	B	D	B	D	B	A	A	Credit	Assets	Waived	D	B	D	B	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	No	Missing terms of withdrawal for borrower's xxxxxx 401K account (xxxxxx Savings Plan). Client guidelines only permit retirement accounts in accordance with xxxxxx guidelines. xxxxxx guidelines only permits retirement accounts which allow withdrawals regardless of current employment status.	6/9/2017: Lender responded that funds in xxxxxx account used for reserves only as this is a cash-out refinance. Lender stated that Terms of withdrawal not required. Exception remains. Per xxxxxx guidelines, vested funds from individual retirement accounts (IRA/SEP/Keogh accounts) and tax-favored retirement savings accounts (401(k) accounts) are acceptable sources of funds for the down payment, closing costs, and reserves. The lender must verify the ownership of the account and confirm that the account is vested and allows withdrawals regardless of current employment status. 6/21/2017: Lender responded that Borrower has the ability to take a loan against their investment account. Lender stated to see current statement for current loan payment that supports ability to access funds and that this account is being used for reserves only. Exception remains. 401k plan terms are required supporting that borrower can make withdrawal as required by xxxxxx.10/31/2018 - Client requested 2nd level review and waiver of exception.	10/31/2018 - After further review by senior underwriter, exception graded 2. Review of the statement determined that there were outstanding loans in repayment indicating that withdrawals have previously been made. 10/31/2018 - Waiver acknowledged.	(No Data)	Not Applicable	CFCFS1736: Significant time at current residence
- Clayton Comments:  Primary residence owned 5 years.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower employed 11 years with current employer.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 60%; maximum permitted is 65%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 750 is 130 points above the minimum required of 620.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified reserves are 56.79 months PITI; minimum required is 4 months.
Complete
1705002348	xxxxxx	FL	(No Data)	ATR/QM: Not Applicable	D	B	D	B	D	B	A	A	D	B	D	B	D	B	A	A	Credit	Legal Documents	Satisfied	B	A	B	A	CRDLGL4033	Missing Legal Document(s)	No	Missing copy of the signed/dated Borrower Certification of Business Purpose form, required per Client guidelines for program xxxxxx.	6/9/2017: Lender provided signed borrower certification of business purpose entity	6/9/2017: Exception satisfied.	(No Data)	Not Applicable	CFCFS1736: Significant time at current residence
- Clayton Comments:  Primary residence owned 5 years.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower employed 11 years with current employer.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 60%; maximum permitted is 65%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 750 is 130 points above the minimum required of 620.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified reserves are 56.79 months PITI; minimum required is 4 months.
Complete
1705002348	xxxxxx	FL	(No Data)	ATR/QM: Not Applicable	D	B	D	B	D	B	A	A	D	B	D	B	D	B	A	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPR173	Comp Photos Unacceptable	No	The comparable photos are missing from the appraisal.	6/9/2017: Lender provided appraisal with comparable photos attach.	6/9/2017: Exception satisfied.	(No Data)	Not Applicable	CFCFS1736: Significant time at current residence
- Clayton Comments:  Primary residence owned 5 years.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower employed 11 years with current employer.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 60%; maximum permitted is 65%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 750 is 130 points above the minimum required of 620.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified reserves are 56.79 months PITI; minimum required is 4 months.
Complete
1705002348	xxxxxx	FL	(No Data)	ATR/QM: Not Applicable	D	B	D	B	D	B	A	A	D	B	D	B	D	B	A	A	Property Valuations	Property	Waived	C	B	C	B	PRVAPROP179	Condition of Subject Below Average	No	Subject property condition designated as fair which does not meet guidelines. Client review process requires that the property condition to be average or better than average.	06/22/2017 - Client responded that appraisal guideline is being updated to use xxxxxx requirements for appraisal condition and fair condition is acceptable. Exception remains. Upon review by Operations Management, it was determined that requirements established by rating agency set property condition of below average as grade 3 exception. xxxxxx review adheres to rating agency requirements.10/31/2018 - Client requested waiver of exception noting that the subject is a refinance and borrower has owned the property greater than one year.	10/31/2018 - Waiver acknowledged.11/9- Upon further review by xxxxxx, the appraisal notes property condition as fair and would fall somewhere between a C4 - C5 condition. The 2nd unit has some updating going on with the floors and kitchen but is still livable as-is. Client forwarded payment history on current loan which shows a perfect re-payment history to date since loan closed (12+ mos). It's noted the LTV is only 60% which is 5% less than required by guidelines and borrower has 56+ months in cash reserves. Final grade is non-material B for subject being slotted in Fair condition.	(No Data)	Not Applicable	CFCFS1736: Significant time at current residence
- Clayton Comments:  Primary residence owned 5 years.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower employed 11 years with current employer.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 60%; maximum permitted is 65%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 750 is 130 points above the minimum required of 620.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified reserves are 56.79 months PITI; minimum required is 4 months.
Complete
707241	xxxxxx	CA	(No Data)	ATR/QM: Not Applicable	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	Credit	Terms/Guidelines	Waived	C	B	C	B	CRDTER3122	Loan documents do not meet guideline requirements	No	Transaction is non-owner occupant xxxxxx Program. Guidelines Section 14.2, state all borrowers must presently own their primary residence. Loan application indicates borrower has been renting primary residence for 2 years.	10/31/2018 - Client requested waiver of exception.	07/16/2018 - Upon further review by xxxxxx the current rental status is not material.10/31/2018 - Waiver acknowledged.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score exceeds guidelines: Per the matrix, the minimum credit score required was 720. The qualifying credit score for the borrowers was 731.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has significant time at current job: Per the CPA letter, the borrower has been self-employed since 2007, or 11 years.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV below guideline requirements: Per the matrix, the max LTV was 65.00%. The loan closed with an LTV of 54.78%.
Complete
707242	xxxxxx	FL	(No Data)	ATR/QM: Not Applicable	D	B	D	B	A	A	D	B	D	B	D	B	A	A	D	B	Compliance	Ability to Repay/Qualified Mortgage	Satisfied	D	A	D	A	CMPATRQM3220	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; the loan file is missing documents to complete the ATR/QM review and render an accurate ATR/QM status.	No	Missing Rental Agreement for subject property to be provided so that DSCR figures can be properly calculated.	8/6/2018-Upon further review by xxxxxx the 1007 is acceptable documentation 8/6/2018-Exception cancelled	8/6/2018-Exception cancelled	(No Data)	Not Applicable	CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has 11 years Primary Residence

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Borrower has 13 months reserves, 2 months each property owned is required (has 2 properties)
Complete
707242	xxxxxx	FL	(No Data)	ATR/QM: Not Applicable	D	B	D	B	A	A	D	B	D	B	D	B	A	A	D	B	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	B	B	B	CMPTRID4362	TRID - CD: At least one section contains a disclosure that is not in accordance with the Regulation	No	CD xxxxxx: At least one section contains a disclosure that is not in accordance with the Regulation. Section: Loan Terms, Field: PPP Can go as high as, Value: Missing Value	8.3.18 - Client provided PCCD dated xxxxxx correcting Loan Terms PPP section along with an LOX to borrower.	8.3.18 - Exception satisfied.	Hybrid	Not Applicable	CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has 11 years Primary Residence

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Borrower has 13 months reserves, 2 months each property owned is required (has 2 properties)
Complete
707242	xxxxxx	FL	(No Data)	ATR/QM: Not Applicable	D	B	D	B	A	A	D	B	D	B	D	B	A	A	D	B	Credit	Application	Satisfied	D	A	D	A	CRDAPP130	Application is incomplete	No	Co-Borrower Letter of Explanation lists she lived and worked in California for a little less than one year in 2017 however, 1003 does not reflect this.	8/6/2018-Lender provided borrower LOX indicating they were in CA for less than one year on a work contract and lease was paid by business and has since expired. 8/6/2018-Clayton reviewed lender response. Exception satisfied.	8/6/2018-Exception satisfied	(No Data)	Not Applicable	CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has 11 years Primary Residence

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Borrower has 13 months reserves, 2 months each property owned is required (has 2 properties)
Complete
707242	xxxxxx	FL	(No Data)	ATR/QM: Not Applicable	D	B	D	B	A	A	D	B	D	B	D	B	A	A	D	B	Credit	Credit/Mtg History	Waived	B	B	B	B	CRDCRMH120	Collections, charge offs, liens, etc. exceed guidelines	No	Borrower charge off with xxxxxx lists an open balance of $xxxxxx - per guidelines, individual charge off over $250 is to be paid off prior or at closing. Have no documentation paid.	10/31/2018 - Client requested waiver of exception.	10/31/2018 - Waiver acknowledged.	(No Data)	Not Applicable	CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has 11 years Primary Residence

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Borrower has 13 months reserves, 2 months each property owned is required (has 2 properties)
Complete
707550	xxxxxx	CA	(No Data)	ATR/QM: Not Applicable	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified Post Close assets of $34,328.27 or 11.23 months PITI reserves.  No reserves are required.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  The LTV of 70.00% is 5% < maximum LTV of 75.00%.
Client Complete
707586	xxxxxx	CA	(No Data)	ATR/QM: Not Applicable	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	Credit	Insurance	Satisfied	D	A	D	A	CRDINSR848	Missing Hazard Insurance	No	Missing copy of the hazard insurance policy. File contains invoice only. Additional conditions may apply.	07/31/2018 - Lender provided copy of HOI that is in line with Final 1003/1008.	07/31/2018 - Exception satisfied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower self-employed owner of current business 16 years.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 63.69%; maximum permitted is 70%.
Client Complete
707586	xxxxxx	CA	(No Data)	ATR/QM: Not Applicable	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	Credit	Terms/Guidelines	Waived	B	B	B	B	CRDTER3122	Loan documents do not meet guideline requirements	No	Client guidelines require borrowers to own their primary residence. Borrower's current residence is a rental. File contains Exception approval for this guideline exception.	8/15 Client provided approved waiver for borrowers don't own their primary residence	Clayton final grade B	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower self-employed owner of current business 16 years.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 63.69%; maximum permitted is 70%.
Client Complete
707623	xxxxxx	CA	(No Data)	ATR/QM: Not Applicable	D	A	B	A	D	A	D	A	D	A	B	A	D	A	D	A	Compliance	Documentation	Satisfied	D	A	D	A	CMPDOC796	Missing Title	No	Provide all of the Schedules on the Title for the subject property as only the CPL was located in the file.	07/31/2018 - Lender provided updated Preliminary Title for the subject property.	07/31/2018 - Exception satisfied.	(No Data)	Not Applicable	CFCFS2854: Significant time in profession - Clayton Comments: Borrower in profession for 22 years. CFCFS2860: Good credit history - Clayton Comments: Borrower has good credit history.	Client Complete
707623	xxxxxx	CA	(No Data)	ATR/QM: Not Applicable	D	A	B	A	D	A	D	A	D	A	B	A	D	A	D	A	Credit	Credit/Mtg History	Satisfied	B	A	B	A	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	No	Provide verification of primary housing (xxxxxx) 1x30 for 12 months. The Lender provided an approved exception form due to same profession and REO property has no late(s). Exception form approval noted however exception remains.	8/15 Client provided rental history received from 7/11/17 through 6/3/18, and water credits, however missing any type of identification to loan number or borrower, condition remains 8/16 Client provided rental history along with lease agreement. Web link on rental history takes you to the management companies rental payment portal for the management company on the lease.	8/16 Exception satisfied.	(No Data)	Not Applicable	CFCFS2854: Significant time in profession - Clayton Comments: Borrower in profession for 22 years. CFCFS2860: Good credit history - Clayton Comments: Borrower has good credit history.	Client Complete
707623	xxxxxx	CA	(No Data)	ATR/QM: Not Applicable	D	A	B	A	D	A	D	A	D	A	B	A	D	A	D	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPR3116	Missing updated valuation	No	Provide updated valuation to support appraised value of xxxxxx.	07/31/2018 - Lender provided desk review supporting appraised value of xxxxxx.	07/31/2018 - Exception satisfied.	(No Data)	Not Applicable	CFCFS2854: Significant time in profession - Clayton Comments: Borrower in profession for 22 years. CFCFS2860: Good credit history - Clayton Comments: Borrower has good credit history.	Client Complete
707680	xxxxxx	FL	(No Data)	ATR/QM: Not Applicable	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	Credit	Terms/Guidelines	Waived	B	B	B	B	CRDTER113	Loan amount is below guideline minimum	No	Loan amount of xxxxxx is below minimum required by guidelines. Lender exception approval in file.	8/15 Client provided approved waiver for loan amount below guidelines	Clayton initial and final grade B	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements - Clayton Comments: The LTV of 65.00% is 5% < maximum LTV of 70.00%.	Client Complete
707680	xxxxxx	FL	(No Data)	ATR/QM: Not Applicable	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	Property Valuations	Appraisal	Waived	B	B	B	B	PRVAAPPR169	Appraisal includes one or more issue(s)	No	The subject property on the appraisal has a C-4 condition. Lender has an approved exception form based on LTV lower than maximum, Borrowers in same profession for 20 years, has prior mortgage history with no lates. The exception approval noted however exception remains.	08/14/2018 - Client requested waiver of exception for C-4 condition.	08/14/2018 - Waiver acknowledged.	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements - Clayton Comments: The LTV of 65.00% is 5% < maximum LTV of 70.00%.	Client Complete
707951	xxxxxx	FL	(No Data)	ATR/QM: Not Applicable	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1736: Significant time at current residence
- Clayton Comments:  Primary residence owned 6 years.

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrowers self-employed joint owners of same business 24 years.
Client Complete
707955	xxxxxx	CA	(No Data)	ATR/QM: Not Applicable	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	Credit	Terms/Guidelines	Waived	B	B	B	B	CRDTER113	Loan amount is below guideline minimum	No	Loan amount xxxxxx is below the minimum loan amount of $150,000.00. Lender has an approved exception based on median credit score, no mortgage late(s) and opened since 2005. The approved exception noted however exception remains.	08/28/2018 -Client requested to waive.	8/28/2018 - Exception waived.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Median score of 667 is 27 points above the required score of 640.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  Mortgage rated 82 months with 0x30.
Client Complete
708110	xxxxxx	FL	(No Data)	ATR/QM: Not Applicable	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Primary borrower employed 10 years with current employer.

CFCFS1735: Co-Borrower has significant time at current job
- Clayton Comments:  Co-borrower employed 30 years with current employer.
Client Complete
708331	xxxxxx	FL	(No Data)	ATR/QM: Not Applicable	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  4.04 months PITIA reserves.  Reserves not required.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has been with current employer for 7 years.
Client Complete
708412	xxxxxx	MA	(No Data)	ATR/QM: Not Applicable	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1736: Significant time at current residence
- Clayton Comments:  Primary residence owned 10 years.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 57.95%; maximum permitted is 70%.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  Mortgage payment history is 0x30 for 82 months; requirement is 1x30 for 12 months.
Client Complete
708640	xxxxxx	CA	(No Data)	ATR/QM: Not Applicable	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has 5 years at the current job.

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has 5 years in their profession.
Complete
708641	xxxxxx	CA	(No Data)	ATR/QM: Not Applicable	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Insurance	Satisfied	D	A	D	A	CRDINSR848	Missing Hazard Insurance	No	Provide HOI declaration for subject with xxxxxx loss as payee, 100% replacement coverage and minimum 6 month rental loss.	9/25/2018-Lender provided HOIs for each unit. Exception satisfied	9/25/2018 Exception satisfied	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Per the guidelines, 2 months PITI reserves were required. The assets in file verified 63 months post-closing PITI reserves.

CFCFS2860: Good credit history
- Clayton Comments:  Per the matrix, the minimum credit score required was 620. The qualifying credit score for the borrowers was 724.
Complete
708697	xxxxxx	NJ	(No Data)	ATR/QM: Not Applicable	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	Credit	Terms/Guidelines	Waived	B	B	B	B	CRDTER113	Loan amount is below guideline minimum	No	Loan amount of xxxxxx does not meet Client guideline requirement of minimum $150,000 loan amount. An approved exception is in the file based on median credit score is 645 and Borrower in same profession for 25 years. Exception approval note. However, exception remains.	9.17.18 Lender applied waiver.	9.17.18 Exception waived.	(No Data)	Not Applicable	CFCFS2854: Significant time in profession
- Clayton Comments:  Employed 15 years in same profession.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments: Verified post close assets of $28,019.79 or 15.72 month PITI reserves. Per guidelines, no reserves are required.
Client Complete
708697	xxxxxx	NJ	(No Data)	ATR/QM: Not Applicable	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	Credit	Terms/Guidelines	Waived	B	B	B	B	CRDTER3122	Loan documents do not meet guideline requirements	No	Primary residence is rented, which does not meet Client guideline requirement that borrowers own their primary residence. An approved exception is in the file based on median credit score is 645 and Borrower in same profession for 25 years. Exception approval noted however exception remains.	9.17.18 Lender applied waiver.	9.17.18 Exception waived.	(No Data)	Not Applicable	CFCFS2854: Significant time in profession
- Clayton Comments: Employed 15 years in same profession.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified post close assets of $28,019.79 or 15.72 month PITI reserves. Per guidelines, no reserves are required.
Client Complete
711555	xxxxxx	CA	(No Data)	ATR/QM: Not Applicable	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	Credit	Credit/Mtg History	Waived	B	B	B	B	CRDCRMH118	Mortgage/rental lates exceed guidelines	No	Mortgage lates on borrower's primary residence is 2x30x12, which exceeds Client guideline maximum of 1x30x12. Approved exception in file. Exception approval noted however exception remains.	10/09/18/18 Client has accepted mortgage history (exception provided).	Clayton Final Grade B due to Non-Material Issue.	(No Data)	Not Applicable	CFCFS1736: Significant time at current residence
- Clayton Comments:  Primary residence owned 29 years.

CFCFS2854: Significant time in profession
- Clayton Comments:  Employed in same profession 25 years.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 55.56%; maximum permitted is 70%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 707 is 67 points above the minimum required of 640.
Client Complete
711555	xxxxxx	CA	(No Data)	ATR/QM: Not Applicable	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	Credit	Insurance	Satisfied	D	A	D	A	CRDINSR3278	Hazard Insurance documentation in file is incomplete	No	HO6 insurance certificate in file is missing the annual premium. Provide documentation to support $47.67/month insurance escrow.	09/12/2018 - Lender provided the insurance certificate reviewed with the origination file.10/06/2018 Lender provided Renewal Certificate with premium of $572.00 Exception satisfied.	09/12/2018 - After further review, exception graded 2. Although the walls-in insurance is missing premium, the file includes the blanket policy. Guideline requires evidence of walls-in insurance which is present in file.10/06/2018 Exception satisfied.	(No Data)	Not Applicable	CFCFS1736: Significant time at current residence
- Clayton Comments:  Primary residence owned 29 years.

CFCFS2854: Significant time in profession
- Clayton Comments:  Employed in same profession 25 years.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 55.56%; maximum permitted is 70%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 707 is 67 points above the minimum required of 640.
Client Complete
711555	xxxxxx	CA	(No Data)	ATR/QM: Not Applicable	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	Credit	Terms/Guidelines	Satisfied	B	A	B	A	CRDTER3122	Loan documents do not meet guideline requirements	No	Missing condominium project warranty, required per Client guidelines.	10/06/2018 Lender provided HOA: Limited Review Checklist & Warranty. Exception satisfied.	10/06/2018 Exception satisfied.	(No Data)	Not Applicable	CFCFS1736: Significant time at current residence
- Clayton Comments:  Primary residence owned 29 years.

CFCFS2854: Significant time in profession
- Clayton Comments:  Employed in same profession 25 years.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 55.56%; maximum permitted is 70%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 707 is 67 points above the minimum required of 640.
Client Complete
711763	xxxxxx	TX	(No Data)	ATR/QM: Not Applicable	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	Credit	Terms/Guidelines	Waived	B	B	B	B	CRDTER113	Loan amount is below guideline minimum	No	xxxxxx loan amount shortfall. The loan amount of xxxxxx is xxxxxx < minimum loan amount of $150,000. There is an approved exception based on 755 FICO score and Borrower has 18 years in the same profession. Approved exception noted however exception remains.	10/09/18/18 Client has accepted loan amount (exception provided).	Clayton Final Grade B due to Non-Material Issue.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Borrower's credit score is 755. Minimum credit score is 700 according to loan guidelines.

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower is in profession for 18 years.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Assets/Reserves of $15,557.63 or 10.22. Guidelines do not require reserves.
Client Complete
711783	xxxxxx	FL	(No Data)	ATR/QM: Not Applicable	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Assets	Satisfied	D	A	D	A	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	No	Missing xxxxxx account #xxxxxx ended 06/30/2018 in order to complete 2 months of consecutive asset statements. Currently have statement ended 07/31/2018 and pervious statement ended 05/31/2018.	09/12/2018 - Lender provided statement for month ended 06/30/2018.	09/12/2018 - Exception satisfied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has been in current job for 15 years.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 800 exceeds guideline of 700.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of 70% below guideline of 75%.
Client Complete
711860	xxxxxx	CA	(No Data)	ATR/QM: Not Applicable	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	Credit	Credit/Mtg History	Waived	B	B	B	B	CRDCRMH118	Mortgage/rental lates exceed guidelines	No	Mortgage was 1x30 in the past 12 months. Guidelines required 0x30/12 months.	9.10.18 Lender applied waiver.	9.10.18 Exception Waived.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Median score of 720 is 20 points higher than the required score of 700.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Reserves $100,727.31 or 6.14 months, exceeds the 6 month requirement.
Client Complete
711861	xxxxxx	CA	(No Data)	ATR/QM: Not Applicable	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS2854: Significant time in profession
- Clayton Comments:  43 yrs in profession

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  7 yrs on the job

CFCFS2860: Good credit history
- Clayton Comments:  800+ credit score
Client Complete
712415	xxxxxx	CA	(No Data)	ATR/QM: Not Applicable	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  Max LTV is 75% with current LTV at 49.17%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Minimum Credit score required is 720 with current credit score at 746.
Complete